Restricted Deposits (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Restricted Deposits (Textual)
Restricted deposits	$ 1,758	₪ 6,760	$ 325